Organization and Nature of Operations	12 Months Ended
Dec. 31, 2017
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization and Nature of Operations
ORGANIZATION AND NATURE OF OPERATIONS
Graham Holdings Company (the Company), is a diversified education and media company. The Company’s Kaplan subsidiary provides a wide variety of educational services, both domestically and outside the United States. The Company’s media operations comprise the ownership and operation of seven television broadcasting stations.
Education—Kaplan, Inc. provides an extensive range of educational services for students and professionals. Kaplan’s various businesses comprise four categories: Kaplan International, Higher Education (KHE), Test Preparation (KTP) and Professional (U.S.).
Media—The Company’s diversified media operations comprise television broadcasting, several websites and print publications, and a marketing solutions provider.
Television broadcasting. As of December 31, 2017, the Company owned seven television stations located in Houston, TX; Detroit, MI; Orlando, FL; San Antonio, TX; Roanoke, VA; and two stations in Jacksonville, FL. All stations are network-affiliated except for WJXT in Jacksonville, FL.
Other—The Company’s other business operations include home health and hospice services and manufacturing.
Recasting of Prior Period Information—On January 1, 2018, the Company adopted new accounting guidance that changes the presentation of net periodic pension cost and net periodic postretirement benefit cost for defined benefit plans. The guidance requires an issuer to disaggregate the service cost component of net periodic pension and postretirement benefit cost from other components and include the service cost in the same line item(s) as other compensation costs arising from services rendered by employees during the period. Other components of net periodic pension cost and net periodic postretirement benefit cost are recognized after income from operations. In combination with the presentation change to net periodic pension cost and net periodic postretirement benefit cost, the Company allocated its costs associated with fringe benefits between operating expenses and selling, general and administrative expenses. Previously, costs related to fringe benefits were generally classified as selling, general and administrative expenses. The amounts in the previously issued financial statements have been reclassified to conform to the reclassified presentation.
On March 22, 2018, Kaplan completed the sale of the institutional assets and operations of Kaplan University (KU) to an Indiana non-profit, public benefit corporation that is a subsidiary affiliated with Purdue University (Purdue) (see Note 3). As a result of the transaction, the Company reorganized its operations into the following six reportable segments for the purpose of making operating decisions and assessing performance: Kaplan Higher Education, Kaplan Professional (U.S.), Kaplan Test Preparation, Kaplan International, Television Broadcasting and Healthcare.
The Company has recast certain prior period amounts to reflect the adoption of the new presentation of net periodic pension cost and net periodic postretirement benefit cost for defined benefit plans; the reclassification of costs associated with fringe benefits between operating expenses and selling, general and administrative expenses; and the changes to the reportable segments that took effect in the first quarter of 2018. These changes impacted the following Notes to the Consolidated Financial Statements:

•	Note 2 - Summary of Significant Accounting Policies

•	Note 3 - Acquisitions and Dispositions of Businesses

•	Note 9 - Goodwill and Other Intangible Assets

•	Note 15 - Pensions and Other Postretirement Plans

•	Note 20 - Business Segments

•	Note 21 - Summary of Quarterly Operating Results and Comprehensive Income (Unaudited)
The changes had no impact on the Company's income (loss) from continuing operations or net income (loss) for any period reported in the Consolidated Statements of Operations. The changes affected the operating, and selling, general and administrative expenses, and decreased the income (loss) from operations for each reported period as a result of the adoption of the new accounting guidance that changes the presentation of net periodic pension cost and net periodic postretirement benefit cost for defined benefit plans. The changes referred to above had no impact on the Company's historical consolidated financial position or cash flows.